Goodwill and Intangibles	12 Months Ended
Dec. 31, 2017
Intangible assets and goodwill [abstract]
Goodwill and Intangibles
Goodwill and Intangibles

	Goodwill	Brands	Computer software	Customer relationships	Others	Total
	€m	€m	€m	€m	€m	€m
Cost
Balance at December 31, 2015	1,676.8	1,688.9	11.0	31.0	0.2	3,407.9
Acquisitions through business combinations	68.8	—	—	—	(0.2)	68.6
Additions	—	—	4.4	—	—	4.4
Transfer from tangible assets (note 12)	—	—	0.6	—	—	0.6
Effect of movements in foreign exchange	—	—	(1.3)	—	—	(1.3)
Balance at December 31, 2016	1,745.6	1,688.9	14.7	31.0	—	3,480.2
Additions	—	—	4.6	—	—	4.6
Effect of movements in foreign exchange	—	—	(1.0)	—	—	(1.0)
Balance at December 31, 2017	1,745.6	1,688.9	18.3	31.0	—	3,483.8

	Goodwill	Brands	Computer software	Customer relationships	Others	Total
	€m	€m	€m	€m	€m	€m
Accumulated amortization and impairment
Balance at December 31, 2015	—	0.1	1.0	0.4	—	1.5
Amortization	—	0.7	4.9	2.2	—	7.8
Effect of movements in foreign exchange	—	—	(1.3)	—	—	(1.3)
Balance at December 31, 2016	—	0.8	4.6	2.6	—	8.0
Amortization	—	0.7	3.6	2.2	—	6.5
Effect of movements in foreign exchange	—	—	(0.7)	—	—	(0.7)
Balance at December 31, 2017	—	1.5	7.5	4.8	—	13.8
Net book value December 31, 2015	1,676.8	1,688.8	10.0	30.6	0.2	3,406.4
Net book value December 31, 2016	1,745.6	1,688.1	10.1	28.4	—	3,472.2
Net book value December 31, 2017	1,745.6	1,687.4	10.8	26.2	—	3,470.0

Amortization of €6.5 million (December 31, 2016: €7.8 million; December 31, 2015: €1.5 million) is included in ‘other operating expenses’ in the Consolidated Statement of Profit or Loss.
All goodwill, brands and customer relationship values have been allocated to the frozen cash generating unit.
The Company’s goodwill, brand and customer relationships values have been allocated based on the enterprise value at acquisition of each cash generating unit (“CGU”). Goodwill is monitored at an operating segment level. As required by IAS 36 “Impairment of Assets”, an annual review of the carrying amount of the goodwill and the indefinite life brands is carried out to identify whether there is any impairment to these carrying values. This is done by means of comparison of the carrying values to the value in use of the CGU. Value in use is calculated as the net present value of the projected risk-adjusted cash flows of each CGU.
Key assumptions
The values for the key assumptions were arrived at by taking into consideration detailed historical information and comparison to external sources where appropriate, such as market rates for discount factors.

•
Budgeted cash flows: the calculation of value in use has been based on the cash flow forecasts by management for 2018 to 2020. The trends in these forecasts have been extrapolated to produce 2021 and 2022 forecast cash flows. Beyond 2022 the same assumptions have been applied for future periods in the absence of longer term detailed forecasts. These plans have been prepared and approved by management, and incorporate past performance of the entities acquired in the period, historical growth rates and projections of developments in key markets.

•	Sales: projected sales are built up with reference to markets and product platforms. They incorporate past performance, historical growth rates and projections of developments in key markets.

•	Adjusted EBITDA Margin: projected margins reflect historical performance.

•	Capital expenditure forecast reflects one-off additional capital expenditure required in order to integrate the operations of the Findus acquisition.

•
Discount rate: a pre-tax discount rate of 8.0% (2016: 8.0%) was applied to the cash flows. This discount rate has been calculated using a capital asset pricing model using observable market data, including the share price of Nomad Foods Limited.

•
Long-term growth rates: as required by IAS 36, growth rates for the period after the detailed forecasts are based on past performance. The growth rate used in the testing was 1.0% (2016: 0.5%). These rates do not reflect the long-term assumptions used by the Company for investment planning.

Sensitivity to changes in assumptions
Impairment was not required at either December 31, 2017 or December 31, 2016. In each case the valuations derived from the discounted cash flow model indicate a sufficient amount of headroom for which any reasonably possible change to key assumptions is unlikely to result in an impairment of the related goodwill.